Cover	Jun. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2025
Entity File Number	001-34294
Entity Registrant Name	RYVYL Inc.
Entity Central Index Key	0001419275
Entity Tax Identification Number	22-3962936
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3131 Camino Del Rio North
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(619)
Local Phone Number	631-8261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RVYL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable